Significant Related Party Transaction and Balances - Schedule of Balances with Related Parties (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Balances with Related Parties [Abstract]
Amount due to ultimate beneficial shareholder			$ 18,679,181